Long-Term Debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt

	December 31, 2016 $	December 31, 2015 $
U.S. Dollar-denominated Revolving Credit Facilities due through 2019	291,764	429,279
Norwegian Kroner Bonds due through 2019	256,927	327,941
U.S. Dollar-denominated Term Loans due through 2018	112,406	129,133
U.S. Dollar-denominated Term Loans due through 2028	2,109,926	2,037,766
U.S. Dollar Non-Public Bonds due through 2024	166,680	202,449
U.S. Dollar Bonds due 2019	300,000	300,000
Total principal	3,237,703	3,426,568
Less debt issuance costs and other	(54,809)	(62,694)
Total debt	3,182,894	3,363,874
Less current portion	(586,892)	(485,069)
Long-term portion	2,596,002	2,878,805

As at December 31, 2016, the Partnership had five revolving credit facilities, which, as at such date, provided for borrowings of up to $325.1 million (2015 - $453.5 million), of which $33.3 million (2015 - $24.2 million) was undrawn. The total amount available under the revolving credit facilities reduces by $166.7 million (2017), $115.4 million (2018) and $43.0 million (2019). Four of the revolving credit facilities are guaranteed by the Partnership and certain of its subsidiaries for all outstanding amounts and contain covenants that require the Partnership to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) in an amount equal to the greater of $75.0 million and 5.0% of the Partnership’s total consolidated debt. One revolving credit facility is guaranteed by Teekay Corporation and contains a covenant that requires Teekay Corporation to maintain minimum liquidity (cash and cash equivalents) in an amount equal to the greater of $50.0 million and 5.0% of Teekay Corporation’s total consolidated debt which has recourse to Teekay Corporation. The revolving credit facilities are collateralized by first-priority mortgages granted on 21 of the Partnership’s vessels, together with other related security. The Partnership has guaranteed $309.4 million of these revolvers, of which $276.1 million was drawn as at December 31, 2016, and Teekay Corporation has guaranteed $15.7 million which was fully drawn as at December 31, 2016.

As at December 31, 2016, the Partnership had Norwegian Kroner (or NOK) 1,000 million outstanding in senior unsecured bonds that mature in January 2019 in the Norwegian bond market. As of December 31, 2016, the carrying amount of the bonds was $115.7 million. The bonds are listed on the Oslo Stock Exchange. The interest payments on the bonds are based on NIBOR plus a margin of 4.25%. During the year ended December 31, 2016, the Partnership amended its existing cross currency rate swaps to swap all interest and principal payments into U.S. Dollars, with the interest payments at a fixed rate of 7.45%, and the transfer of the principal amount fixed at $162.2 million upon maturity in exchange for NOK 1,000 million (see note 12).

As at December 31, 2016, the Partnership had NOK 800 million outstanding in senior unsecured bonds in the Norwegian bond market. The bonds were originally issued in two tranches, of which one matured and was paid in January 2016 (NOK 500 million) and the remaining tranche which was originally scheduled to mature in January 2018 (NOK 800 million). In June 2016, the terms of the remaining tranche were amended such that NOK 160 million is now repayable in January 2018 with the remaining balance of NOK 640 million repayable in December 2018 at 103% of the amount outstanding. In addition, the Partnership was granted an option, exercisable at any time, to prepay the bonds in amounts ranging from 101% to 103% of the amount of bonds outstanding depending on the timing of settlement. The bonds are listed on the Oslo Stock Exchange. Interest payments previously were based on NIBOR plus a margin of 4.75%; however, under the June 2016 amended bond agreement, interest payments have increased to NIBOR plus a margin of 5.75%. As at December 31, 2016, the carrying amount of the bonds was $92.6 million. The Partnership also amended its existing cross currency rate swaps to swap all interest and principal payments into U.S. Dollars, with interest payments fixed at a rate of 7.58% and the transfer of the principal amount fixed at $28.7 million in exchange for NOK 160 million on the tranche maturing in January 2018 and $118.3 million in exchange for NOK 659 million on the tranche maturing in December 2018 (see note 12). The Partnership recorded a $32.6 million realized foreign currency exchange gain on the payment of the NOK 500 million tranche that matured in January 2016 and a corresponding $32.6 million realized loss on the maturing cross currency swap, both of which are included in foreign currency exchange loss on the Partnership’s consolidated statement of income for the year ended December 31, 2016.

As at December 31, 2016, the Partnership had NOK 420 million in senior unsecured bonds in the Norwegian bond market. These bonds were originally issued in a single tranche of NOK 600 million and were originally scheduled to mature in January 2017. In June 2016, the terms of these bonds were amended such that NOK 180 million was repaid in October 2016, NOK 180 million is repayable in October 2017 and NOK 240 million is repayable in November 2018 at 103% of the amount outstanding. In addition, the Partnership was granted an option, exercisable at any time, to prepay the bonds in amounts ranging from 101% to 103% of the amount of bonds outstanding depending on the timing of settlement. The bonds are listed on the Oslo Stock Exchange. The interest payments on the bonds are based on NIBOR plus a margin of 5.75%. As at December 31, 2016, the carrying amount of the bonds was $48.6 million. The Partnership also amended its existing cross currency rate swap to swap all interest and principal payments into U.S. Dollars, with the interest payments fixed at a rate of 8.84%. A portion of the swap related to the transfer of the principal amount fixed at $30.4 million in exchange for NOK 180 million on the tranche matured in October 2016, consistent with the terms of the amended debt. The remaining transfers of principal relate to the $30.4 million in exchange for NOK 180 million on the tranche maturing in October 2017 and $41.8 million in exchange for NOK 247 million on the tranche maturing in November 2018 (see note 12). The Partnership recorded a $8.6 million realized foreign currency exchange gain on the payment of the NOK 180 million tranche that matured in October 2016 and a corresponding $8.6 million realized loss on the maturing cross currency swap, both of which are included in foreign currency exchange loss on the Partnership’s consolidated statement of income for the year ended December 31, 2016.

As at December 31, 2016, three of the Partnership’s 50% owned subsidiaries each had an outstanding term loan, which in the aggregate totaled $112.4 million. These term loans reduce over time with quarterly and semi-annual payments and have varying maturities through 2018. These term loans are collateralized by first-priority mortgages on the three shuttle tankers to which the loans relate, together with other related security. As at December 31, 2016, the Partnership had guaranteed $25.8 million of these term loans, which represents its 50% share of the outstanding term loans of two of its 50%-owned subsidiaries. The other owner and Teekay Corporation have guaranteed $56.2 million and $30.4 million, respectively.

As at December 31, 2016, the Partnership had term loans outstanding for six shuttle tankers, for three East Coast of Canada shuttle tanker newbuildings, for the Suksan Salamander and Gina Krog FSO units, for four FPSO units, for ten towing and offshore installation vessels and vessel newbuildings, and for the Arendal Spirit UMS, which totaled $2.1 billion in the aggregate. For the term loan for two shuttle tankers, one tranche reduces in semi-annual payments while another tranche correspondingly is drawn up every six months with final bullet payments of $29.0 million due in 2022 and $29.1 million due in 2023, respectively. The other term loans reduce over time with quarterly or semi-annual payments. These term loans have varying maturities through 2028 and are collateralized by first-priority mortgages on the vessels to which the loans relate, together with other related security. As at December 31, 2016, the Partnership had guaranteed $1.8 billion of these term loans and Teekay Corporation had guaranteed $317.9 million.

In February 2015, the Partnership issued $30.0 million in senior bonds that mature in June 2024 in a U.S. private placement. As of December 31, 2016, the carrying amount of the bonds was $23.4 million. The interest payments on the bonds are fixed at a rate of 4.27%. The bonds are collateralized by first-priority mortgage on the Dampier Spirit FSO unit, together with other related security, and are guaranteed by the Partnership.

In September 2013 and November 2013, the Partnership issued, in a U.S. private placement, an aggregate of $174.2 million of ten-year senior bonds that mature in December 2023, to finance the Bossa Nova Spirit and the Sertanejo Spirit shuttle tankers. The bonds accrue interest at a fixed combined rate of 4.96%. The bonds are collateralized by first-priority mortgages on the two vessels to which the bonds relate, together with other related security. The Partnership makes semi-annual repayments on the bonds and as at December 31, 2016, the carrying amount of the bonds was $143.3 million.

In May 2014, the Partnership issued $300.0 million five-year senior unsecured bonds that mature in July 2019 in the U.S. bond market. As at December 31, 2016, the carrying amount of the bonds was $300.0 million. The bonds are listed on the New York Stock Exchange. The interest payments on the bonds are fixed at a rate of 6.00%.

Interest payments on the revolving credit facilities and the term loans are based on LIBOR plus margins, except for $58.3 million of one tranche of the term loan for the ALP newbuilding towing and offshore installation vessels, which is fixed at 2.93%. At December 31, 2016 and December 31, 2015, the margins ranged between 0.30% and 4.00%, and 0.30% and 3.25%, respectively. The weighted-average effective interest rate on the Partnership’s variable rate long-term debt as at December 31, 2016 was 3.3% (December 31, 2015 – 2.9%). This rate does not include the effect of the Partnership’s interest rate swaps (see note 12) or fixed rate facilities.

The aggregate annual long-term debt principal repayments required to be made subsequent to December 31, 2016, including the impact of the debt refinancing completed in March 2017, are $588.7 million (2017), $686.5 million (2018), $773.4 million (2019), $283.1 million (2020), $234.9 million (2021), and $671.1 million (thereafter).

As at December 31, 2016, the Partnership had $20 million held as security for a contractual requirement with the charterer of the Petrojarl Knarr FPSO unit. The amount is presented in Restricted cash on the consolidated balance sheets.

Obligations under the Partnership’s credit facilities are secured by certain vessels, and if the Partnership is unable to repay debt under the credit facilities, the lenders could seek to foreclose on those assets. The Partnership has two revolving credit facilities and five term loans that require the Partnership to maintain vessel values to drawn principal balance ratios of a minimum range of 113% to 125%. Such requirement is assessed either on a semi-annual or annual basis, with reference to vessel valuations performed by one or more agreed-upon third parties. Should the ratio drop below the required amount, the lender may request the Partnership to either prepay a portion of the loan in the amount of the shortfall or provide additional collateral in the amount of the shortfall, at the Partnership's option. As at December 31, 2016, these ratios were estimated to range from 120% to 433% and were in compliance with the minimum ratios required. The vessel values used in these ratios are the appraised values prepared by the Partnership based on second-hand sale and purchase market data. Changes in the shuttle tanker, towing and offshore installation, UMS, FPSO or FSO markets could negatively affect these ratios.

Please read Item 5. Operating and Financial Review and Prospects Management’s Discussion and Analysis of Financial Conditions and Results of Operations - Liquidity and Capital Resources - Liquidity and Capital Needs for a description of certain covenants contained in the Partnership’s credit facilities and loan agreements. As at December 31, 2016 the Partnership and Teekay Corporation were in compliance with all covenants in the credit facilities and long-term debt.